CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Profit before tax	£ 6,902	£ 1,226	£ 4,393
Adjustments for:
Change in operating assets	(10,502)	(18,650)	(11,049)
Change in operating liabilities	4,954	35,737	3,642
Non-cash and other items	6,063	9,594	15,573
Tax paid (net)	(796)	(736)	(1,278)
Net cash provided by operating activities	6,621	27,171	11,281
Cash flows from investing activities
Purchase of financial assets	(8,984)	(8,589)	(9,730)
Proceeds from sale and maturity of financial assets	8,287	6,347	9,631
Purchase of fixed assets	(3,228)	(2,901)	(3,442)
Proceeds from sale of fixed assets	1,437	1,146	1,432
Acquisition of businesses, net of cash acquired	(57)	(3)	(21)
Net cash used in investing activities	(2,545)	(4,000)	(2,130)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(877)	0	(2,312)
Distributions on other equity instruments	(429)	(453)	(466)
Dividends paid to non-controlling interests	(93)	(41)	(138)
Interest paid on subordinated liabilities	(1,303)	(1,095)	(1,178)
Proceeds from issue of subordinated liabilities	499	0	0
Proceeds from issue of other equity instruments	0	0	893
Proceeds from issue of ordinary shares	25	144	36
Share buyback	0	0	(1,095)
Repayment of subordinated liabilities	(1,056)	(3,874)	(818)
Redemption of other equity instruments	0	0	(1,481)
Net cash used in financing activities	(3,234)	(5,319)	(6,559)
Effects of exchange rate changes on cash and cash equivalents	70	(196)	(5)
Change in cash and cash equivalents	912	17,656	2,587
Cash and cash equivalents at beginning of year	75,467	57,811	55,224
Cash and cash equivalents at end of year	£ 76,379	£ 75,467	£ 57,811